Note 4 - Other Receivables - Schedule of Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Research and development tax credit receivable from the French State	€ 766	€ 685
Value-added taxes receivable	422	390
Other receivables from Government and public authorities	26	233
Others	46	126
Total	€ 1,259	€ 1,434